FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	9 Months Ended
Mar. 31, 2023 USD ($)
Currency risk
Foreign currency	$ 17,898,838
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 1,700,000